General and administrative expense and Termination benefits - Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Tax expense / (reversal)	$ (1,355)	$ (2,921)	$ (8,018)
General and administrative expense	66,118	69,926	74,425
General and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Staff Costs	37,144	41,107	45,147
Occupancy Costs	983	1,359	2,099
Professional fees	11,503	10,206	11,278
Travel and entertainment	1,987	2,290	2,172
Office and related expenses	4,408	4,576	6,020
Bank fees & payment costs	786	736	650
Bad debt expense	467	989	212
Tax expense / (reversal)	(1,355)	(2,921)	(8,018)
Provisions for liabilities and other charges	171	300	1,745
Depreciation and amortization	7,954	8,160	9,806
Other general and administrative expense	2,070	3,124	3,314
General and administrative expense	$ 66,118	$ 69,926	$ 74,425